UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     October 28, 2008

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   67

FORM 13F INFORMATION TABLE VALUE TOTAL:   $105,205,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108      322     8915 SH       SOLE                      695              8220
AFLAC INC COM                  COM              001055102      437     7430 SH       SOLE                      590              6840
ALCOA INC                      COM              013817101     2003    88687 SH       SOLE                    88687
AMPHENOL CORP NEW CL A         COM              032095101      327     8145 SH       SOLE                      645              7500
ARCHER-DANIELS-MID             COM              039483102     2040    93100 SH       SOLE                    93100
AT&T INC                       COM              00206R102     2941   105340 SH       SOLE                    92130             13210
BARD (C.R.)                    COM              067383109      371     3910 SH       SOLE                      310              3600
CATERPILLAR INC                COM              149123101     3202    53720 SH       SOLE                    53720
CHEVRON CORP                   COM              166764100     3758    45565 SH       SOLE                    45565
COCA-COLA                      COM              191216100      510     9650 SH       SOLE                      740              8910
CONOCOPHILLIPS                 COM              20825C104     3184    43474 SH       SOLE                    43474
CONSOLIDATED EDISON COM        COM              209115104     3300    76805 SH       SOLE                    76805
CUMMINS INC COM                COM              231021106      219     5000 SH       SOLE                      400              4600
DISNEY (WALT)                  COM              254687106      478    15560 SH       SOLE                     1160             14400
DOW CHEMICAL                   COM              260543103     2134    67155 SH       SOLE                    67155
DU PONT E I DE NEMOURS COM     COM              263534109      368     9120 SH       SOLE                      720              8400
EMERSON ELECTRIC               COM              291011104     2567    62940 SH       SOLE                    62940
EXXON MOBIL CORP               COM              30231G102     5198    66929 SH       SOLE                    66929
FLUOR CORP NEW COM             COM              343412102      349     6270 SH       SOLE                      490              5780
GENERAL ELECTRIC               COM              369604103     2944   115452 SH       SOLE                   115452
HOME DEPOT, INC.               COM              437076102     2172    83875 SH       SOLE                    83875
HUDSON CITY BANCORP COM        COM              443683107      364    19745 SH       SOLE                     1565             18180
INTEL CORP                     COM              458140100     2167   115709 SH       SOLE                   115709
INTERNATIONAL BUS MACH COM     COM              459200101     4199    35900 SH       SOLE                    33030              2870
JOHNSON & JOHNSON              COM              478160104     3210    46328 SH       SOLE                    46328
JPMORGAN CHASE & CO            COM              46625H100     3323    71160 SH       SOLE                    71160
KIMBERLY CLARK                 COM              494368103     2883    44470 SH       SOLE                    44470
LINCOLN NATIONAL               COM              534187109     2720    63530 SH       SOLE                    63530
MCGRAW-HILL                    COM              580645109     2092    66195 SH       SOLE                    66195
MERCK & CO INC COM             COM              589331107      264     8375 SH       SOLE                      645              7730
MICROSOFT CORP COM             COM              594918104      432    16175 SH       SOLE                     1265             14910
NATIONAL FUEL GAS              COM              636180101     2981    70670 SH       SOLE                    70670
NIKE INC 'B'                   COM              654106103      323     4825 SH       SOLE                      425              4400
NORDSTROM                      COM              655664100     2349    81520 SH       SOLE                    81520
NORFOLK SOUTHERN CORP COM      COM              655844108      313     4725 SH       SOLE                     4725
NUCOR CORP COM                 COM              670346105      232     5865 SH       SOLE                      465              5400
ORACLE                         COM              68389X105      419    20610 SH       SOLE                     1650             18960
PEPSI BOTTLING GROUP COM       COM              713409100      349    11960 SH       SOLE                     1030             10930
PEPSICO INC                    COM              713448108     3529    49510 SH       SOLE                    49510
PFIZER INC                     COM              717081103     2416   131042 SH       SOLE                   131042
PITNEY BOWES                   COM              724479100     1857    55830 SH       SOLE                    55830
PNC FINL SVCS GROUP COM        COM              693475105      520     6960 SH       SOLE                     6960
PRECISION CASTPARTS CP COM     COM              740189105      313     3975 SH       SOLE                      365              3610
PUBLIC SVC ENTERPRISE COM      COM              744573106      324     9890 SH       SOLE                     9890
RAYTHEON CO COM NEW            COM              755111507      361     6745 SH       SOLE                      535              6210
SANMINA SCI CORP COM           COM              800907107       35    24875 SH       SOLE                    24875
SCHLUMBERGER LTD COM           COM              806857108      394     5045 SH       SOLE                      395              4650
SCHWAB CHARLES CP NEW COM      COM              808513105      505    19410 SH       SOLE                     1520             17890
ST JUDE MED INC COM            COM              790849103      401     9230 SH       SOLE                      730              8500
STRYKER CORP COM               COM              863667101      436     6995 SH       SOLE                      675              6320
SYSCO CORP                     COM              871829107     2767    89755 SH       SOLE                    89755
TENET HEALTHCARE CORP COM      COM              88033G100       60    10820 SH       SOLE                    10820
TEXAS INSTRUMENTS              COM              882508104     2808   130600 SH       SOLE                   130600
UNISYS CORP                    COM              909214108       33    11885 SH       SOLE                    11885
UNITED TECHNOLOGIES            COM              913017109     3047    50725 SH       SOLE                    50725
US BANCORP                     COM              902973304     3412    94722 SH       SOLE                    94722
VERIZON COMMUNICATIONS INC     COM              92343V104     2436    75906 SH       SOLE                    75906
VULCAN MATLS CO COM            COM              929160109     3604    48375 SH       SOLE                    48375
WAL-MART STORES                COM              931142103      441     7370 SH       SOLE                      570              6800
WEATHERFORD INT'L              COM              G95089101      201     8000 SH       SOLE                      710              7290
WELLS FARGO                    COM              949746101     3593    95725 SH       SOLE                    95725
WEYERHAEUSER CORP              COM              962166104     2618    43215 SH       SOLE                    43215
WYETH COM                      COM              983024100      494    13370 SH       SOLE                    13370
ALCATEL-LUCENT SPONSORED ADR   ADR              013904305       41    10565 SH       SOLE                    10565
ALCON INC COM SHS              ADR              H01301102      523     3240 SH       SOLE                      250              2990
BHP BILLITON LTD SPONSORED ADR ADR              088606108      233     4485 SH       SOLE                      355              4130
MATSUSHITA ELEC INDL ADR       ADR              576879209      363    20950 SH       SOLE                     1670             19280